Contingent assets and liabilities	12 Months Ended
Dec. 31, 2022
Contingent assets and liabilities
Contingent assets and liabilities

30. Contingent assets and liabilities

On January 4, 2021, we closed the sale of our Croatian subsidiary Fidelta. Selvita acquired 100% of the outstanding shares in Fidelta for a total consideration of €37.1 million. In accordance with common practice, we gave customary representations and warranties which are capped and limited in time.